Net loss per share (Details) - Antidilutive securities excluded from computation of earning per share - shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidiluitve securities excluded from computation of earning per share	165,617,183	80,681,642
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidiluitve securities excluded from computation of earning per share	66,365,107	26,118,334
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidiluitve securities excluded from computation of earning per share	236,096,007	240,482,543
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidiluitve securities excluded from computation of earning per share	368,585,978	371,668,230